Financial Instruments, Liquidity Risk (Details) - Liquidity Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Remaining contractual maturities [Abstract]
Non-derivatives	$ 131,529	$ 186,590
Non-interest Bearing [Member] | Trade and Other Payables [Member]
Remaining contractual maturities [Abstract]
Weighted average contractual interest rate	0.00%	0.00%
Non-derivatives	$ 18,813	$ 545
Interest-bearing - Fixed Rate [Member] | Mining Hardware Finance [Member]
Remaining contractual maturities [Abstract]
Weighted average contractual interest rate	11.35%	12.00%
Non-derivatives	$ 109,409	$ 63,106
Interest-bearing - Fixed Rate [Member] | Convertible Notes Issued 5 January 2021 [Member]
Remaining contractual maturities [Abstract]
Weighted average contractual interest rate		12.00%
Non-derivatives		$ 21,467
Interest-bearing - Fixed Rate [Member] | Convertible Notes Issued 1 April 2021 [Member]
Remaining contractual maturities [Abstract]
Weighted average contractual interest rate		12.00%
Non-derivatives		$ 98,311
Interest-bearing - Fixed Rate [Member] | Lease Liability [Member]
Remaining contractual maturities [Abstract]
Weighted average contractual interest rate	0.00%	0.00%
Non-derivatives	$ 3,307	$ 3,161
1 Year or Less [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	81,008	138,580
1 Year or Less [Member] | Non-interest Bearing [Member] | Trade and Other Payables [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	18,813	545
1 Year or Less [Member] | Interest-bearing - Fixed Rate [Member] | Mining Hardware Finance [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	61,988	18,159
1 Year or Less [Member] | Interest-bearing - Fixed Rate [Member] | Convertible Notes Issued 5 January 2021 [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		21,467
1 Year or Less [Member] | Interest-bearing - Fixed Rate [Member] | Convertible Notes Issued 1 April 2021 [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		98,311
1 Year or Less [Member] | Interest-bearing - Fixed Rate [Member] | Lease Liability [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	207	98
Between 1 and 2 Years [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	47,643	36,470
Between 1 and 2 Years [Member] | Non-interest Bearing [Member] | Trade and Other Payables [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	0	0
Between 1 and 2 Years [Member] | Interest-bearing - Fixed Rate [Member] | Mining Hardware Finance [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	47,421	36,364
Between 1 and 2 Years [Member] | Interest-bearing - Fixed Rate [Member] | Convertible Notes Issued 5 January 2021 [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		0
Between 1 and 2 Years [Member] | Interest-bearing - Fixed Rate [Member] | Convertible Notes Issued 1 April 2021 [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		0
Between 1 and 2 Years [Member] | Interest-bearing - Fixed Rate [Member] | Lease Liability [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	222	106
Between 2 and 5 Years [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	443	8,902
Between 2 and 5 Years [Member] | Non-interest Bearing [Member] | Trade and Other Payables [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	0	0
Between 2 and 5 Years [Member] | Interest-bearing - Fixed Rate [Member] | Mining Hardware Finance [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	0	8,583
Between 2 and 5 Years [Member] | Interest-bearing - Fixed Rate [Member] | Convertible Notes Issued 5 January 2021 [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		0
Between 2 and 5 Years [Member] | Interest-bearing - Fixed Rate [Member] | Convertible Notes Issued 1 April 2021 [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		0
Between 2 and 5 Years [Member] | Interest-bearing - Fixed Rate [Member] | Lease Liability [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	443	319
Over 5 Years [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	2,435	2,638
Over 5 Years [Member] | Non-interest Bearing [Member] | Trade and Other Payables [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	0	0
Over 5 Years [Member] | Interest-bearing - Fixed Rate [Member] | Mining Hardware Finance [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	0	0
Over 5 Years [Member] | Interest-bearing - Fixed Rate [Member] | Convertible Notes Issued 5 January 2021 [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		0
Over 5 Years [Member] | Interest-bearing - Fixed Rate [Member] | Convertible Notes Issued 1 April 2021 [Member]
Remaining contractual maturities [Abstract]
Non-derivatives		0
Over 5 Years [Member] | Interest-bearing - Fixed Rate [Member] | Lease Liability [Member]
Remaining contractual maturities [Abstract]
Non-derivatives	$ 2,435	$ 2,638